Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 74,704,908	$ 1,080,175	₨ 51,407,032
Less: Accumulated depreciation	6,460,467	93,413	4,346,546
Property plant and equipment, subtotal	68,244,441	986,762	47,060,485
Property plant and equipment, net	₨ 83,444,529	1,206,543	56,580,700
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	25 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	35 years
Plant and Machinery (Solar Power Plants) [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 70,027,952	1,012,550	47,978,808
Plant and Machinery (Solar Power Plants) [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	25 years
Plant and Machinery (Solar Power Plants) [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	35 years
Leasehold Improvements - Solar Power Plant [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	25 years
Property plant and equipment, gross	₨ 4,392,401	63,511	3,192,794
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 10,721	155	8,648
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 69,982	1,012	46,815
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	5 years
Property plant and equipment, gross	₨ 20,145	291	18,789
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Property plant and equipment, gross	₨ 66,628	963	51,238
Leasehold Improvements - Office [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	₨ 117,079	1,693	109,940
Leasehold Improvements - Office [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	1 year
Leasehold Improvements - Office [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Freehold Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, net	₨ 2,482,519	35,895	2,176,920
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, net	₨ 12,717,569	$ 183,886	₨ 7,343,295